Offerings - Offering: 1	Apr. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	1,881,823
Maximum Aggregate Offering Price	$ 33,434,479.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,118.82
Offering Note	Represents the maximum number of shares of Seacoast Banking Corporation of Florida ("Seacoast") common stock, par value $0.10 per share, issuable upon the completion of the merger of Heartland Bancshares, Inc. ("Heartland"), and Seacoast pursuant to the Agreement and Plan of Merger, dated as of February 27, 2025, by and between Seacoast and Heartland (the "Merger"), in exchange for shares of Heartland common stock, par value $0.10 per share, and Heartland preferred stock, par value $0.01 per share. Computed in accordance with Rule 457(f)(2) solely for the purpose of calculating the registration fee and based upon $87.35 (the book value per share, as of December 31, 2024, of 370,708 shares of Heartland common stock and 12,056 shares of Heartland preferred stock, the aggregate maximum number of shares to be converted into the right to receive Seacoast common stock). Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00015310.